Intangible assets - Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units
Goodwill	£ 5,606	£ 5,558
UK Personal & Business Banking
Disclosure of information for cash-generating units
Terminal growth rate	1.80%	2.00%
Pre-tax discount rate	13.10%	13.10%
Recoverable amount exceeded carrying value	£ 14,400	£ 9,700
Discount rate (in amount)	(2,200)	(1,800)
Terminal growth rate (in amount)	(1,400)	(1,200)
Forecast Income	(4,000)	(4,000)
Forecast cost	£ (1,700)	£ (1,700)
Breakeven discount rate	27.70%	21.60%
Commercial & Private Banking
Disclosure of information for cash-generating units
Goodwill	£ 1,900	£ 1,900
Terminal growth rate	1.80%	2.00%
Pre-tax discount rate	13.00%	12.90%
Recoverable amount exceeded carrying value	£ 4,500	£ 1,300
Discount rate (in amount)	(1,200)	(1,200)
Terminal growth rate (in amount)	(800)	(800)
Forecast Income	(2,300)	(2,400)
Forecast cost	£ (1,000)	£ (1,000)
Breakeven discount rate	17.60%	13.90%
RBS International
Disclosure of information for cash-generating units
Goodwill	£ 300	£ 300
Terminal growth rate	1.80%	2.00%
Pre-tax discount rate	12.90%	11.00%
Recoverable amount exceeded carrying value	£ 700	£ 600
Discount rate (in amount)	(200)	(400)
Terminal growth rate (in amount)	(200)	(300)
Forecast Income	(400)	(400)
Forecast cost	£ (100)	£ (100)
Breakeven discount rate	18.50%	12.80%